Business segment information	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Business segment information
4.	Business segment information
The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating income or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman and Chief Executive Officer.
The G&NS segment includes the network services businesses, the manufacture and sales of home gaming products and the production and sales of digital software and add-on content. The Music segment includes the Recorded Music, Music Publishing and Visual Media and Platform businesses. The Pictures segment includes the Motion Pictures, Television Productions and Media Networks businesses. The ET&S segment includes the Televisions business, the Audio and Video business, the Still and Video Cameras business, the smartphone business and the internet-related service business. The I&SS segment includes the image sensors business. The Financial Services segment primarily represents individual life insurance and non-life
insurance businesses and the banking business in Japan. All Other consists of various operating activities, including the disc manufacturing and recording media businesses. Sony’s products and services are generally unique to a single operating segment.

Segment sales and financial services revenue:

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Sales and financial services revenue:
Game & Network Services —
Customers	2,674,356	3,538,533	4,172,994
Intersegment	65,407	106,065	94,740

Total	2,739,763	3,644,598	4,267,734
Music —
Customers	1,100,532	1,364,815	1,594,955
Intersegment	16,417	15,817	24,003

Total	1,116,949	1,380,632	1,618,958
Pictures —
Customers	1,236,399	1,364,887	1,486,717
Intersegment	2,512	4,535	6,333

Total	1,238,911	1,369,422	1,493,050
Entertainment, Technology & Services —
Customers	2,297,886	2,436,739	2,414,946
Intersegment	41,300	39,286	38,772

Total	2,339,186	2,476,025	2,453,718
Imaging & Sensing Solutions —
Customers	992,200	1,301,481	1,503,906
Intersegment	84,224	100,706	98,832

Total	1,076,424	1,402,187	1,602,738
Financial Services —
Customers	1,524,811	878,532	1,760,731
Intersegment	9,018	10,550	9,223

Total	1,533,829	889,082	1,769,954
All Other —
Customers	82,264	72,338	75,784
Intersegment	16,519	15,285	13,586

Total	98,783	87,623	89,370
Corporate and elimination	(222,332)	(275,196)	(274,754)

Consolidated total	9,921,513	10,974,373	13,020,768

G&NS intersegment amounts primarily consist of transactions with the ET&S segment. ET&S intersegment amounts primarily consist of transactions with the G&NS segment. I&SS intersegment amounts primarily consist of transactions with the G&NS segment and the ET&S segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit (loss):

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Operating income (loss):
Game & Network Services	346,089	250,006	290,184
Music	210,933	263,107	301,662
Pictures	217,393	119,255	117,702
Entertainment, Technology & Services	212,942	179,461	187,399
Imaging & Sensing Solutions	155,597	212,214	193,541
Financial Services	150,111	318,118	173,576
All Other	17,981	16,849	1,600

Total	1,311,046	1,359,010	1,265,664
Corporate and elimination	(108,707)	(56,621)	(56,833)

Consolidated operating income	1,202,339	1,302,389	1,208,831
Financial income	19,304	31,058	125,597
Financial expenses	(104,140)	(58,951)	(65,766)

Consolidated income before income taxes	1,117,503	1,274,496	1,268,662

Operating income (loss) is sales and financial services revenue less costs and expenses, and includes the share of profit (loss) of investments accounted for using the equity method.
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Share of profit (loss) of investments accounted for using the equity method:
Game & Network Services	14	144	922
Music	4,073	7,063	6,091
Pictures	(664)	515	(173)
Entertainment, Technology & Services	1,103	1,076	777
Imaging & Sensing Solutions	(603)	(1,128)	(4,155)
Financial Services	—	—	(55)
All Other	19,723	16,779	7,095

Consolidated total	23,646	24,449	10,502

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Depreciation and amortization:
Game & Network Services	61,219	87,201	123,065
Music	61,465	67,240	84,576
Pictures	396,251	506,697	541,106
Entertainment, Technology & Services	91,759	97,448	101,676
Imaging & Sensing Solutions	172,842	196,674	247,900
Financial Services	94,169	26,333	27,689
All Other	4,300	4,376	4,830

Total	882,005	985,969	1,130,842
Corporate	22,465	18,621	14,139

Consolidated total	904,470	1,004,590	1,144,981

Sales to customers by product category:
The following table is a breakdown of sales and financial services revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Sales and financial services revenue:
Game & Network Services
Digital Software and Add-on Content	1,424,459	1,523,045	1,934,586
Network Services	409,355	464,676	545,537
Hardware and Others	840,542	1,550,812	1,692,871

Total	2,674,356	3,538,533	4,172,994
Music
Recorded Music — Streaming	462,368	598,868	709,453
Recorded Music — Others	206,412	286,270	356,646
Music Publishing	200,334	276,665	326,727
Visual Media and Platform	231,418	203,012	202,129

Total	1,100,532	1,364,815	1,594,955
Pictures
Motion Pictures	518,840	464,043	542,044
Television Productions	419,494	536,250	551,035
Media Networks	298,065	364,594	393,638

Total	1,236,399	1,364,887	1,486,717
Entertainment, Technology & Services
Televisions	858,837	733,251	624,264
Audio and Video	326,704	391,608	412,067
Still and Video Cameras	414,898	565,018	643,429
Mobile Communications	365,864	356,771	299,905
Other	331,583	390,091	435,281

Total	2,297,886	2,436,739	2,414,946
Imaging & Sensing Solutions	992,200	1,301,481	1,503,906
Financial Services	1,524,811	878,532	1,760,731
All Other	82,264	72,338	75,784
Corporate	13,065	17,048	10,735

Consolidated total	9,921,513	10,974,373	13,020,768

In the G&NS segment, Digital Software and
Add-on
Content includes distribution of software titles and
add-on
content through the network; Network Services includes network services relating to game, video and music content; Hardware and Others includes home gaming consoles, packaged software, game software sold bundled with home gaming consoles, peripheral devices and first-party software for third-party platforms. In the Music segment, Recorded Music — Streaming includes the distribution of digital recorded music by streaming; Recorded Music — Others includes the distribution of recorded music by physical media and digital download as well as revenue derived from artists’ live performances; Music Publishing includes the management and licensing of the words and music of songs; Visual Media and Platform includes the production and distribution of animation titles and game applications, and various service offerings for music and visual products. In the Pictures segment, Motion Pictures includes the worldwide production, acquisition and distribution of live-action and animated motion pictures; Television Productions includes the production, acquisition and distribution of television programming; Media Networks includes the operation of television networks and DTC streaming services worldwide. In the ET&S segment, Televisions includes LCD and OLED televisions; Audio and Video includes
Blu-ray
disc players and recorders, home audio, headphones and memory-based portable audio devices; Still and Video Cameras includes interchangeable lens cameras, compact digital cameras, consumer video cameras and video cameras for broadcast; Mobile Communications includes smartphones and an internet-related service business; Other includes display products such as projectors and medical equipment.

Geographic Information:
Sales and financial services revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2022, 2023 and 2024 and non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Sales and financial services revenue:
Japan	2,764,321	2,126,508	3,027,526
United States	2,766,021	3,401,402	3,751,239
Europe	1,870,091	2,190,311	2,632,963
China	771,006	855,437	1,000,907
Asia-Pacific	1,149,261	1,563,414	1,659,776
Other Areas	600,813	837,301	948,357

Total	9,921,513	10,974,373	13,020,768

		Yen in millions
		March 31
		2023	2024
Non-current assets (property, plant and equipment, right-of-use assets, goodwill, content assets and other intangible assets):
Japan		1,875,354	2,036,616
United States		2,417,228	2,856,914
Europe		603,338	682,007
China		34,322	32,154
Asia-Pacific		186,359	222,398
Other Areas		107,162	226,761

Total		5,223,763	6,056,850

Major countries and areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Spain and Italy
(2) Asia-Pacific:	India, South Korea, Oceania, Thailand and Malaysia
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada
There are no individually material countries with respect to sales and financial services revenue or non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) included in Europe, Asia-Pacific and Other Areas.
Transfers between reportable business segments or geographic areas are made at individually negotiated prices that are intended to reflect a market-based transfer price.
There were no sales or financial services revenue with any single major external customer for the fiscal years ended March 31, 2022, 2023 and 2024.